Restatement Of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2011
Restatement Of Consolidated Financial Statements [Abstract]
Restatement Of Consolidated Financial Statements
(2)	Restatement of Consolidated Financial Statements

Subsequent to filing the Company's annual report on Form 10-K for the year ended December 31, 2009, the Company determined that a valuation allowance on its deferred tax assets should be recognized as of December 31, 2009. The Company decided to establish a valuation allowance against the net deferred tax asset because it is uncertain when it will realize this asset. Accordingly, the December 31, 2009 and first quarter 2010 consolidated financial statements have been restated to account for this determination. The effect of this change in the 2009 consolidated statement of operations, 2009 consolidated statement of cash flows, and quarterly financial data for the first quarter of 2010 was as follows (in thousands, except per share amounts).

Consolidated Statement of Operations as of December 31, 2009

	As Reported	Adjustment	As Restated
Provision for income taxes	$(32,075)	$55,983	$23,908
Net loss	(145,467)	(55,983)	(201,450)
Net loss available to common shareholders	(154,156)	(55,983)	(210,139)
Loss per share - basic	(176.75)	(64.05)	(240.80)
Loss per share - diluted	(176.75)	(64.05)	(240.80)

Consolidated Statement of Cash Flows as of December 31, 2009

	As Reported	Adjustment	As Restated
Operating activities
Net loss	$(145,467)	$(55,983)	$(201,450)
Changes in deferred taxes	(23,033)	55,983	32,950

Quarterly Financial Data First Quarter 2010

	As Reported	Adjustment	As Restated
Provision for income taxes (benefit)	$(14,279)	$14,341	$62
Net loss	(24,780)	(14,341)	(39,121)
Net loss available to common shareholders	(26,155)	(14,341)	(40,496)
Loss per share - basic	(29.50)	(16.24)	(45.74)
Loss per share - diluted	(29.50)	(16.24)	(45.74)